Average Annual Total Returns - Class ACS - DWS Multi-Asset Moderate Allocation Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Nov. 01, 2004	12.84%	3.75%	6.27%	11.09%	1.97%	4.81%	8.45%	2.56%	4.72%	Nov. 01, 2004	18.77%	4.19%	6.11%	Nov. 01, 2004	19.94%	5.23%	7.17%	15.71%	5.44%	6.10%